Loans Receivable (excluding Covered Loans)	12 Months Ended
Sep. 30, 2011
Loans Receivable [Abstract]
Loans Receivable (excluding Covered Loans)
Loans Receivable (excluding Covered Loans)

September 30,	2011		2010
	$	%	$	%
	(In thousands)		(In thousands)
Single-family residential	$6,218,878	74.9%	6,551,837	74.8%
Construction - speculative	140,459	1.7	169,712	1.9
Construction - custom	279,851	3.4	256,384	2.9
Land - acquisition & development	200,692	2.4	307,230	3.5
Land - consumer lot loans	163,146	2.0	186,840	2.1
Multi-family	700,673	8.4	697,351	7.9
Commercial real estate	303,442	3.7	315,915	3.6
Commercial & industrial	109,332	1.3	83,070	0.9
HELOC	115,092	1.4	116,143	1.3
Consumer	67,509	0.8	92,624	1.1
	8,299,074	100.0%	8,777,106	100.0%

Less:
Allowance for loan losses	157,160		163,094
Loans in process	170,229		154,171
Deferred net origination fees	35,808		36,138
	363,197		353,403
	$7,935,877		$8,423,703

The Company originates fixed and adjustable interest rate loans, which at September 30, 2011 consisted of the following:

Fixed-Rate		Adjustable-Rate
Term To Maturity	Book Value	Term To Rate Adjustment	Book Value
	(In thousands)		(In thousands)
Within 1 year	$336,641	Less than 1 year	$289,814
1 to 3 years	199,620	1 to 3 years	197,107
3 to 5 years	168,798	3 to 5 years	43,515
5 to 10 years	626,142	5 to 10 years	158,636
10 to 20 years	616,212	10 to 20 years	26,972
Over 20 years	5,493,260	Over 20 years	142,357
	$7,440,673		$858,401

At September 30, 2011 and 2010, approximately $67,542,000 and $79,871,000 of fixed-rate loan origination commitments were outstanding, respectively. Loans serviced for others at September 30, 2011 and 2010 were approximately $102,775,000 and $130,874,000, respectively.

Gross loans by geographic concentration were as follows:

September 30, 2011	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	(In thousands)
Washington	$2,720,997	$220,819	$114,852	$80,332	$168,463	$89,983	$238,446	$101,278	$65,140	$74,049	$3,874,359
Oregon	1,003,289	299,839	17,013	33,152	45,784	18,441	13,744	—	—	7,484	1,438,746
Other	419,202	7,343	—	—	—	—	—	745	—	—	427,290
Idaho	465,420	31,417	8,457	16,251	9,421	10,886	882	—	—	5,423	548,157
Arizona	633,860	59,993	19,463	14,090	18,687	4,720	—	219	—	6,559	757,591
Utah	502,585	59,445	14,656	11,576	26,803	4,305	496	118	—	6,001	625,985
New Mexico	182,375	14,284	22,909	5,178	3,135	9,345	49,399	6,972	2,369	15,438	311,404
Texas	151,178	2,835	3,342	998	6,373	2,000	475	—	—	—	167,201
Nevada	139,972	4,698	—	1,569	1,185	779	—	—	—	138	148,341
	$6,218,878	$700,673	$200,692	$163,146	$279,851	$140,459	$303,442	$109,332	$67,509	$115,092	$8,299,074

PERCENTAGE BY GEOGRAPHIC AREA
September 30, 2011	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	As % of total gross loans
Washington	32.6%	2.7%	1.4%	1.0%	2.0%	1.1%	2.9%	1.2%	0.8%	0.9%	46.6%
Oregon	12.1	3.6	0.2	0.4	0.6	0.2	0.2	—	—	0.1	17.4
Other	5.1	0.1	—	—	—	—	—	—	—	—	5.2
Idaho	5.6	0.4	0.1	0.2	0.1	0.1	—	—	—	0.1	6.6
Arizona	7.6	0.7	0.2	0.2	0.2	0.1	—	—	—	0.1	9.1
Utah	6.1	0.7	0.2	0.1	0.3	0.1	—	—	—	0.1	7.6
New Mexico	2.2	0.2	0.3	0.1	—	0.1	0.6	0.1	—	0.2	3.8
Texas	1.8	—	—	—	0.1	—	—	—	—	—	1.9
Nevada	1.7	0.1	—	—	—	—	—	—	—	—	1.8
	74.8%	8.5%	2.4%	2.0%	3.3%	1.7%	3.7%	1.3%	0.8%	1.5%	100.0%

PERCENTAGE BY GEOGRAPHIC AREA AS A % OF EACH LOAN TYPE
September 30, 2011	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC
As % of total gross loans
Washington	43.8%	31.5%	57.2%	49.2%	60.1%	63.9%	78.5%	92.6%	96.5%	64.4%
Oregon	16.1	42.8	8.5	20.3	16.4	13.1	4.5	—	—	6.5
Other	6.7	1.0	—	—	—	—	—	0.7	—	—
Idaho	7.5	4.5	4.2	10.0	3.4	7.8	0.3	—	—	4.7
Arizona	10.2	8.6	9.7	8.6	6.7	3.4	—	0.2	—	5.7
Utah	8.1	8.5	7.3	7.1	9.6	3.1	0.2	0.1	—	5.2
New Mexico	2.9	2.0	11.4	3.2	1.1	6.7	16.3	6.4	3.5	13.4
Texas	2.4	0.4	1.7	0.6	2.3	1.4	0.2	—	—	—
Nevada	2.3	0.7	—	1.0	0.4	0.6	—	—	—	0.1
	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

The following table provides additional information on impaired loans, loan commitments and loans serviced for others:

	September 30, 2011	September 30, 2010
	(in thousands)
Recorded investment in impaired loans	$476,822	$489,826
Impaired loans with allocated reserves	123,862	202,120
Reserves on impaired loans	41,912	65,002
Average balance of impaired loans	486,665	528,371
Interest income from impaired loans	28,081	31,279
Outstanding fixed-rate origination commitments	67,542	79,871
Loans serviced for others	102,775	130,874

The following table sets forth information regarding non-accrual loans held by the Company as of the dates indicated:

	September 30, 2011		September 30, 2010
	(In thousands)
Non-accrual loans:
Single-family residential	$126,624	60.3%	$123,624	50.3%
Construction - speculative	15,383	7.3	39,915	16.3
Construction - custom	635	0.3	—	—
Land - acquisition & development	37,339	17.7	64,883	26.4
Land - consumer lot loans	8,843	4.2	—	—
Multi-family	7,664	3.6	4,931	2.0
Commercial real estate	11,380	5.4	10,831	4.4
Commercial & industrial	1,679	0.8	371	0.2
HELOC	481	0.2	—	—
Consumer	437	0.2	977	0.4
Total non-accrual loans	$210,465	100%	$245,532	100%
The following table provides an analysis of the age of loans in past due status as of September 30, 2011 :

	Loans	Days Delinquent Based on $ Amount of Loans					% Delinquent
Type of Loans	net of LIP	Current	30	60	90	Total
	(In thousands)
Single-Family Residential	$6,217,670	6,015,464	54,140	21,985	126,082	202,207	3.25%
Construction - Speculative	115,409	106,843	330	—	8,236	8,566	7.42%
Construction - Custom	147,764	147,129	—	—	635	635	0.43%
Land - Acquisition & Development	193,613	159,357	679	—	33,577	34,256	17.69%
Land - Consumer Lot Loans	163,146	151,849	1,163	1,291	8,843	11,297	6.92%
Multi-Family	699,340	690,765	—	1,202	7,373	8,575	1.23%
Commercial Real Estate	300,307	292,015	1,016	—	7,276	8,292	2.76%
Commercial & Industrial	108,995	106,708	55	553	1,679	2,287	2.10%
HELOC	115,092	114,059	452	100	481	1,033	0.90%
Consumer	67,509	65,434	1,191	446	437	2,074	3.07%
	$8,128,845	7,849,623	59,026	25,577	194,619	279,222	3.43%

Restructured loans are accruing and performing loans where the borrower has proactively approached the Company about modifications due to temporary financial difficulties. Each request is individually evaluated for merit and likelihood of success. As of September 30, 2011 single-family residential loans comprised 82% of restructured loans. The concession for these loans is typically a payment reduction through a rate reduction of from 100 to 200 bps for a specific term, usually six to twelve months. Interest-only payments may also be approved during the modification period. Principal forgiveness is not an available option for restructured loans.
The Bank reserves for restructured loans within its allowance for loan loss methodology by taking into account the following performance indicators: 1) time since modification, 2) current payment status and 3) geographic area.

The following tables provides information related to loans that were restructured during the fiscal 2011:

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Contracts	Investment	Investment
		(In thousands)
Troubled Debt Restructurings:
Single-family residential	681	$177,216	$177,216
Construction - speculative	12	2,499	2,499
Construction - custom	—	—	—
Land - acquisition & development	3	3,909	3,909
Land - consumer lot loans	62	8,745	8,745
Multi-family	9	10,360	10,360
Commercial real estate	—	—	—
Commercial & industrial	—	—	—
HELOC	1	99	99
Consumer	—	—	—
	768	$202,828	$202,828

	Number of	Recorded
	Contracts	Investment
(In thousands)
Troubled Debt Restructurings That Subsequently Defaulted:
Single-family residential	103	$27,878
Construction - speculative	—	—
Construction - custom	—	—
Land - acquisition & development	5	779
Land - consumer lot loans	—	—
Multi-family	1	983
Commercial real estate	—	—
Commercial & industrial	—	—
HELOC	—	—
Consumer	—	—
	109	$29,640